Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.42%
Aerospace & Defense–2.94%
General Dynamics Corp.	77,406	$13,580,109
Lockheed Martin Corp.	64,221	27,494,294
		41,074,403
Air Freight & Logistics–0.92%
United Parcel Service, Inc., Class B	124,672	12,906,045
Asset Management & Custody Banks–2.82%
Federated Hermes, Inc., Class B	269,786	9,774,347
Waddell & Reed Financial, Inc., Class A	1,857,236	29,678,631
		39,452,978
Brewers–1.91%
Molson Coors Beverage Co., Class B	479,974	26,676,955
Electric Utilities–7.92%
American Electric Power Co., Inc.	183,109	19,083,620
Duke Energy Corp.	153,556	14,991,672
Exelon Corp.	515,196	24,518,178
Pinnacle West Capital Corp.	248,275	24,253,985
Portland General Electric Co.	453,008	27,859,992
		110,707,447
Electrical Components & Equipment–2.07%
ABB Ltd. (Switzerland)	881,298	20,508,684
Emerson Electric Co.	117,473	8,414,591
		28,923,275
Fertilizers & Agricultural Chemicals–0.52%
Nutrien Ltd. (Canada)	169,177	7,221,406
Food Distributors–1.33%
Sysco Corp.	226,628	18,615,224
Gas Utilities–3.52%
National Fuel Gas Co.	680,806	29,404,011
Southwest Gas Holdings, Inc.	262,299	19,806,198
		49,210,209
General Merchandise Stores–1.43%
Target Corp.	180,344	19,971,295
Household Products–5.83%
Kimberly-Clark Corp.	267,885	38,371,847
Procter & Gamble Co. (The)	346,374	43,165,128
		81,536,975
Industrial Machinery–1.08%
Kennametal, Inc.	482,734	15,104,747
Integrated Oil & Gas–5.22%
Exxon Mobil Corp.	360,490	22,393,639
Royal Dutch Shell PLC, Class B (United Kingdom)	252,641	6,652,031
Suncor Energy, Inc. (Canada)	600,777	18,362,875
TOTAL S.A. (France)	524,523	25,560,370
		72,968,915
Shares		Value
Integrated Telecommunication Services–5.77%
AT&T, Inc.	912,270	$34,319,597
BT Group PLC (United Kingdom)	3,914,166	8,341,368
Deutsche Telekom AG (Germany)	856,534	13,877,134
Verizon Communications, Inc.	405,539	24,105,238
		80,643,337
IT Consulting & Other Services–0.66%
International Business Machines Corp.	63,889	9,182,766
Motorcycle Manufacturers–1.19%
Harley-Davidson, Inc.	497,283	16,609,252
Multi-Utilities–10.69%
CMS Energy Corp.	351,801	24,101,886
Dominion Energy, Inc.	567,028	48,622,651
National Grid PLC (United Kingdom)	2,503,220	33,331,614
Public Service Enterprise Group, Inc.	189,032	11,190,694
Sempra Energy	199,870	32,107,117
		149,353,962
Packaged Foods & Meats–9.64%
Campbell Soup Co.	612,726	29,649,811
Danone S.A. (France)	114,879	9,199,758
General Mills, Inc.	859,567	44,886,589
Kraft Heinz Co. (The)	389,514	11,373,809
Nestle S.A. (Switzerland)	358,848	39,614,662
		134,724,629
Paper Packaging–2.76%
International Paper Co.	387,053	15,760,798
Sonoco Products Co.	398,590	22,775,433
		38,536,231
Pharmaceuticals–9.54%
Bayer AG (Germany)	287,190	23,190,199
Bristol-Myers Squibb Co.	346,917	21,838,425
Eli Lilly and Co.	192,433	26,871,344
GlaxoSmithKline PLC (United Kingdom)	507,167	11,908,329
Johnson & Johnson	151,918	22,616,033
Merck & Co., Inc.	314,388	26,861,311
		133,285,641
Property & Casualty Insurance–3.84%
Chubb Ltd.	167,330	25,432,487
Travelers Cos., Inc. (The)	214,147	28,186,028
		53,618,515
Regional Banks–4.57%
Cullen/Frost Bankers, Inc.	166,617	14,855,572
M&T Bank Corp.	291,251	49,081,618
		63,937,190
Restaurants–3.14%
Darden Restaurants, Inc.	56,007	6,520,895
McDonald’s Corp.	174,346	37,304,814
		43,825,709

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Semiconductors–0.57%
Microchip Technology, Inc.	82,207	$8,013,538
Soft Drinks–2.90%
Coca-Cola Co. (The)	694,314	40,547,938
Specialized REITs–1.64%
Weyerhaeuser Co.	792,901	22,954,484
Total Common Stocks & Other Equity Interests (Cost $1,026,487,399)		1,319,603,066
Money Market Funds–5.45%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(b)	26,600,904	26,600,904
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(b)	19,236,187	$19,243,881
Invesco Treasury Portfolio, Institutional Class, 1.47%(b)	30,401,033	30,401,033
Total Money Market Funds (Cost $76,240,643)		76,245,818
TOTAL INVESTMENTS IN SECURITIES–99.87% (Cost $1,102,728,042)		1,395,848,884
OTHER ASSETS LESS LIABILITIES—0.13%		1,768,346
NET ASSETS–100.00%		$1,397,617,230
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
02/10/2020	Citibank N.A.	EUR	13,383,202	USD	14,970,463	$122,438
02/10/2020	Royal Bank of Canada	EUR	13,100,543	USD	14,628,267	93,839
Total Forward Foreign Currency Contracts						$216,277

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,127,418,917	$192,184,149	$—	$1,319,603,066
Money Market Funds	76,245,818	—	—	76,245,818
Total Investments in Securities	1,203,664,735	192,184,149	—	1,395,848,884
Other Investments - Assets*
Forward Foreign Currency Contracts	—	216,277	—	216,277
Total Investments	$1,203,664,735	$192,400,426	$—	$1,396,065,161

*	Unrealized appreciation.
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Dividend Income Fund